Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 856,567	$ 120,970	¥ 1,276,710
Amounts due from subsidiaries	57	8	1,789
Prepayments and other current assets	99,108	13,997	161,249
Total current assets	1,310,576	185,088	1,778,697
Non-current assets:
Intangible assets, net	813,011	114,819	1,001,967
Total non-current assets	1,130,180	159,612	2,825,079
Total assets	2,440,756	344,700	4,603,776
Current liabilities:
Amounts due to subsidiaries	12,018	1,697	9,393
Accruals and other current liabilities	393,536	55,578	492,385
Total current liabilities	435,111	61,450	548,900
Non-current liabilities:
Deferred tax liabilities	21,529	3,040	2,485
Other non-current liabilities	3,644	515	4,722
Total non-current liabilities	25,173	3,555	7,207
Total liabilities	460,284	65,005	556,107
SHAREHOLDERS' EQUITY
Treasury stock (US$0.00001 par value; nil and 10,456,075 shares as of March 31, 2019 and 2020, respectively)	(6,566)	(927)
Additional paid-in capital	9,431,740	1,332,016	9,392,737
Accumulated other comprehensive income	201,796	28,499	77,795
Accumulated deficit	(7,649,308)	(1,080,289)	(5,425,515)
Total MOGU Inc. shareholders' equity	1,980,472	279,695	4,047,669
Total liabilities and shareholders' equity	2,440,756	344,700	4,603,776
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	164	23	161
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	16	2	16
Parent Company
Current assets:
Cash and cash equivalents	80,553	11,376	510,226	$ 72,058	¥ 300,753	¥ 445,562
Amounts due from subsidiaries	1,153,102	162,849	789,513
Prepayments and other current assets	10,081	1,424	5,090
Total current assets	1,243,736	175,649	1,304,829
Non-current assets:
Intangible assets, net	723,451	102,171	988,188
Investments in subsidiaries, VIEs and VIEs' subsidiaries	37,187	5,250	1,673,406
Investments in other investees	91,362	12,903	227,462
Total non-current assets	852,000	120,324	2,889,056
Total assets	2,095,736	295,973	4,193,885
Current liabilities:
Amounts due to subsidiaries	90,396	12,766	87,842
Accruals and other current liabilities	18,739	2,646	51,167
Total current liabilities	109,135	15,412	139,009
Non-current liabilities:
Deferred tax liabilities	2,485	351	2,485
Other non-current liabilities	3,644	515	4,722
Total non-current liabilities	6,129	866	7,207
Total liabilities	115,264	16,278	146,216
SHAREHOLDERS' EQUITY
Treasury stock (US$0.00001 par value; nil and 10,456,075 shares as of March 31, 2019 and 2020, respectively)	(6,566)	(927)
Additional paid-in capital	9,431,740	1,332,016	9,392,737
Accumulated other comprehensive income	201,796	28,499	77,795
Accumulated deficit	(7,646,678)	(1,079,918)	(5,423,040)
Total MOGU Inc. shareholders' equity	1,980,472	279,695	4,047,669
Total liabilities and shareholders' equity	2,095,736	295,973	4,193,885
Parent Company | Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	164	23	161
Parent Company | Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 16	$ 2	¥ 16